Condensed consolidated statements of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (57)	$ (94)
(Increase) in trade receivables	(122)	(94)
Increase in trade payables	134	47
Net change in other current assets	(73)	74
Net change in other current liabilities	(64)	10
Total	$ (182)	$ (57)